UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-04722

FMI Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

100 East Wisconsin Avenue, Suite 2200
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Ted D. Kellner
Fiduciary Management, Inc.
100 East Wisconsin Avenue, Suite 2200
Milwaukee, WI  53202
(Name and address of agent for service)

1-414-226-4555

Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: DECEMBER 31, 2010

Item 1. Schedule of Investments.

FMI Provident Trust Strategy Fund
SCHEDULE OF INVESTMENTS
December 31, 2010 (Unaudited)

Shares/
Principal
Amount		Value
LONG-TERM INVESTMENTS — 91.4% (a)
COMMON STOCKS — 84.1% (a)
CONSUMER SERVICES SECTOR — 4.7%
	Other Consumer Services — 4.7%
143,010	DeVry, Inc.	$6,861,620

ELECTRONIC TECHNOLOGY SECTOR — 4.0%
	Computer Processing Hardware — 4.0%
136,990	Hewlett-Packard Co.	5,767,279

ENERGY MINERALS SECTOR — 5.1%
	Oil & Gas Production — 5.1%
62,170	Apache Corporation	7,412,529

FINANCE SECTOR — 18.4%
	Finance/Rental/Leasing — 4.1%
84,560	Visa Inc.	5,951,333

	Investment Banks/Brokers — 4.6%
20,880	CME Group Inc.	6,718,140

	Investment Managers — 4.4%
57,340	Franklin Resources, Inc.	6,376,781

	Major Banks — 5.3%
127,480	PNC Financial Services Group, Inc.	7,740,585

HEALTH SERVICES SECTOR — 6.8%
	Health Industry Services — 6.8%
182,780	Express Scripts, Inc. *	9,879,259

INDUSTRIAL SERVICES SECTOR — 2.5%
	Engineering & Construction — 2.5%
81,200	Jacobs Engineering Group Inc. *	3,723,020

RETAIL TRADE SECTOR — 12.3%
	Apparel/Footwear Retail — 4.4%
142,300	The TJX Companies, Inc.	6,316,697

	Department Stores — 4.7%
126,000	Kohl’s Corp. *	6,846,840

	Home Improvement Chains — 3.2%
78,270	Fastenal Co.	4,689,156

TECHNOLOGY SERVICES SECTOR — 29.2%
	Information Technology Services — 22.9%
173,710	Accenture PLC	8,423,198
189,870	Cognizant Technology
	Solutions Corp. *	13,915,572
145,600	Infosys Technologies Ltd. SP-ADR	11,077,248
		33,416,018
	Packaged Software — 6.3%
291,650	Oracle Corp.	9,128,645

TRANSPORTATION SECTOR — 1.1%
	Trucking — 1.1%
99,880	Heartland Express, Inc.	1,600,078
	Total common stocks (cost $92,726,343)	122,427,980

CORPORATE BONDS — 7.3% (a)
$1,400,000	JP Morgan Chase & Co.,
	4.65%, due 06/01/14	1,494,345
100,000	Hewlett-Packard Co.,
	4.75%, due 06/02/14	109,568
3,800,000	JP Morgan Chase & Co.,
	3.70%, due 01/20/15	3,932,575
2,315,000	Shell International Finance B.V.,
	3.10%, due 06/28/15	2,377,387
2,747,000	Westpac Banking Corp.,
	3.00%, due 08/04/15	2,760,894
	Total corporate bonds (cost $10,439,596)	10,674,769
	Total long-term investments (cost $103,165,939)	133,102,749

SHORT-TERM INVESTMENTS — 4.8% (a)
	U.S. Treasury Securities — 4.8%
7,000,000	U.S. Treasury Bills,
	0.135%, due 03/17/11	6,998,439
	Total short-term investments (cost $6,998,031)	6,998,439
	Total investments- 96.2% (cost $110,163,970)	140,101,188
	Cash and receivables,
	less liabilities — 3.8% (a)	5,525,180
	TOTAL NET ASSETS - 100.0%	$145,626,368

*	Non-income producing security.
(a)	Percentages for the various classifications relate to net assets.

PLC – Public Limited Company
SP-ADR – Sponsored American Depositary Receipt

As of December 31, 2010, the cost of investments for federal income tax purposes was $110,163,970 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$31,026,186
Aggregate gross unrealized depreciation	(1,088,968)
Net unrealized appreciation	$29,937,218	+

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.  THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Summary of Fair Value Exposure
The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  These inputs are summarized in the three broad levels listed below:

Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets.

Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of December 31, 2010, based on the inputs used to value them:

Valuation Inputs		Investments in Securities
Level 1 –	Common Stocks	$122,427,980

Level 2 –	Long-Term Corporate Bonds	10,674,769
	Short-Term U.S. Treasury Securities	6,998,439
	Total Level 2	17,673,208

Level 3 -		---
Total		$140,101,188

See the Schedule of Investments for the investments detailed by industry classification.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a- 3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Mutual Funds, Inc.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 10, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, President

     Date   February 10, 2011

     By (Signature and Title)     /s/Ted D. Kellner
Ted D. Kellner, Treasurer

     Date   February 10, 2011